Capital Management - Summary of Reconciliation of Net Operating Profit (Detail) number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Times	Dec. 31, 2021 USD ($) Times	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of financial assets [abstract]
Borrowings	$ 1,079.3	$ 1,078.1
Add: Lease liability	394.2	415.5
Less: Cash and cash equivalents	769.4	524.7	$ 886.8	$ 515.0
Net debt	704.1	968.9
Adjusted EBITDA	$ 2,440.1	$ 2,393.6
Net debt to adjusted EBITDA ratio | Times	0.29	0.40
Adjusted EBITDA to net finance charges ratio	25.1	22.8
Reconciliation of profit for the year to adjusted EBITDA:
Profit for the year	$ 721.7	$ 829.5	745.4
Mining and income taxation	442.1	424.9	432.5
Royalties	110.4	112.4	105.0
Finance expense	72.5	100.9	126.7
Investment income	(13.3)	(8.3)	(8.7)
(Gain)/loss on financial instruments	(24.0)	100.4	238.9
Foreign exchange (gain)/loss	(6.7)	1.9	(8.6)
Depreciation and amortisation	844.3	713.2	661.3
Share-based payments	6.9	12.7	14.5
Long-term incentive plan	29.0	28.5	51.3
Restructuring costs	11.3	1.3	2.0
Silicosis settlement costs	(2.2)	(0.7)	0.3
Impairment, net of reversal of impairment of investments and assets	505.0	42.4	(50.6)
Profit on disposal of assets	(10.4)	(8.5)	0.2
Share of results of equity accounted investees, net of taxation	(10.1)	32.0	2.6
Yamana break fee	(300.0)	0.0	0.0
Yamana transaction costs	33.0	0.0	0.0
Rehabilitation expense	(8.9)	10.8
Realised gain/(loss) on derivative contracts	22.2	(43.4)
Ghana expected credit loss	17.5	41.1	$ 29.0
Other	(0.2)	2.5
Adjusted EBITDA	$ 2,440.1	$ 2,393.6